                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [_]; Amendment Number:  ________
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Crossroads Investment Company, L.P.
            -----------------------------------------
Address:    1717 Main Street
            -----------------------------------------
            Suite 2500
            -----------------------------------------
            Dallas, TX  75201
            -----------------------------------------

Form 13F File Number:  28-06055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brad K. Heppner
            ------------------------------------------
Title:      Chief Executive Officer
            ------------------------------------------
Phone:      (214) 698-2777
            -----------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brad K. Heppner             Dallas, TX            October 31, 2001
 ---------------------------  -----------------------   ------------------------
         [Signature]                [City, Place]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                      ----------------

Form 13F Information Table Entry Total:                      30
                                                      ----------------

Form 13F Information Table Value Total:               $  47,470
                                                      ----------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
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   COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                    --------   --------  --------      ---------         --------    --------          --------
   NAME OF                     TITLE OF              VALUE     SHRS OR SH/   PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   -------                     --------              -----     ------------------  ----------    -----       --------------------
   ISSUER                       CLASS      CUSIP    (X$1000)   PRN AMT PRN   CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
   ------                       -----      -----    --------   ------------------  ----------   --------     --------------------
------------------------------------------------------------------------------------------------------------------------------------
724 Solutions, Inc.            Common     81788Q100      64      25,694 SH        Sole          None        25,694    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications,        Common     000886101   1,428     409,198 SH        Sole          None       409,198    0      0
Inc.                           Stock
----------------------------------------------------------------------------------------------------------------------------------
Agile Software Corp.           Common     00846X105   1,038     114,199 SH        Sole          None       114,199    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.      Common     00971T101     188      64,448 SH        Sole          None        64,448    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics, Inc.       Common     019777101      54      10,898 SH        Sole          None        10,898    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.   Common     032346108     199      35,937 SH        Sole          None        35,937    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.                    Common     04033V104      45      24,018 SH        Sole          None        24,018    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel                  Common     184502102  26,693     671,531 SH        Sole          None       671,531    0      0
Communications                 Stock
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.            Common     17275R102   4,945     405,968 SH        Sole          None       405,968    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.                   Common     221009103     130      85,775 SH        Sole          None        85,775    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Deltagen, Inc.                 Common     24783R103   4,546     643,009 SH        Sole          None       643,009    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Digital Insight Corp.          Common     25385P106      22       1,899 SH        Sole          None         1,899    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Edison Schools, Inc.           Common     281033100     702      46,457 SH        Sole          None        46,457    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp.           Common     30063P105     131      14,181 SH        Sole          None        14,181    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
GenVec, Inc.                   Common     37246C109     228     133,454 SH        Sole          None       133,454    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
MetaSolv, Inc.                 Common     59139P104     209      34,780 SH        Sole          None        34,780    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
New Focus, Inc.                Common     644383101     445     137,652 SH        Sole          None       137,652    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.          Common     656568102     219      39,035 SH        Sole          None        39,035    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications Inc.     Common     669967101     260      40,051 SH        Sole          None        40,051    0      0
                               Stock
----------------------------------------------------------------------------------------------------------------------------------
Occupational Health &          Common     674617105      65      21,475 SH        Sole          None        21,475    0      0
Rehabilitation                 Stock
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                    --------   --------  --------      ---------         --------    --------          --------
   NAME OF                     TITLE OF              VALUE     SHRS OR SH/   PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   -------                     --------              -----     ------------------  ----------    -----       --------------------
   ISSUER                       CLASS      CUSIP    (X$1000)   PRN AMT PRN   CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
   ------                       -----      -----    --------   ------------------  ----------   --------     --------------------
------------------------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.              Common     68273F103       519   128,894 SH         Sole          None       128,894    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.         Common     683718100     1,080    84,692 SH         Sole          None        84,692    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Pixelworks, Inc.               Common     72581M107       382    30,316 SH         Sole          None        30,316    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc.             Common     75605L104       504   103,747 SH         Sole          None       103,747    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.           Common     835916107     1,472   490,622 SH         Sole          None       490,622    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc.        Common     871206108       849   244,027 SH         Sole          None       244,027    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Turnstone Systems, Inc.        Common     900423104       163    54,321 SH         Sole          None        54,321    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Vignette Corporation           Common     926734104       585   165,281 SH         Sole          None       165,281    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Facilities, Inc.      Common     97653A103       170    37,984 SH         Sole          None        37,984    0      0
                               Stock
-----------------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc.          Common     977424100       134    16,492 SH         Sole          None        16,492    0      0
                               Stock
------------------------------------------------------------------------------------------------------------------------------------